Note 22 - Business Acquisition - Purchase Price Allocation of DenseLight and BB Phontonics (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jun. 22, 2016	May 11, 2016	Dec. 31, 2015
Recognised amounts of identifiable net assets:
Goodwill	$ 7,681,003	$ 7,681,003
DenseLight [member]
Statement Line Items [Line Items]
Liabilities incurred				$ 283,130
Total consideration				10,783,130
Recognised amounts of identifiable net assets:
Cash				2,971
Fair value of acquired receivables				198,898
Prepaid and other current assets				293,386
Inventory				319,257
Property and equipment				8,635,650
Customer relationships				186,131
Goodwill				6,630,544
Trade payables				(2,979,546)
Loans and advances				(1,000,000)
Deferred tax liability				(1,504,161)
Net assets acquired				10,783,130
DenseLight [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer				10,500,000
Recognised amounts of identifiable net assets:
Equity interests of acquirer				$ 10,500,000
BB Photonics [member]
Recognised amounts of identifiable net assets:
Cash			$ 15,820
Property and equipment			70,379
Goodwill			1,050,459
Trade payables			(7,918)
Deferred tax liability			(292,740)
Net assets acquired			1,550,000
Intangibles			714,000
BB Photonics [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Equity interests of acquirer			1,550,000
Recognised amounts of identifiable net assets:
Equity interests of acquirer			$ 1,550,000